Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of cash equivalents
Balance at bank held in escrow	63,275,711	77,239